Concentrations of Credit and Market Risk (Tables)	12 Months Ended
Dec. 31, 2017
Risks And Uncertainties [Abstract]
Percentage of Revenues Earned from Clients

	Years Ended December 31,
	2017	2016	2015
Chevron	81.6%	77.1%	81.2%
Total	—%	22.9%	17.2%
Other	18.4%	—%	1.6%